Average Annual Total Returns{- Fidelity Simplicity RMD 2010 Fund} - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-11 - Fidelity Simplicity RMD 2010 Fund	Fidelity Simplicity RMD 2010 Fund Return Before Taxes Past 1 year	Fidelity Simplicity RMD 2010 Fund Return Before Taxes Past 5 years	Fidelity Simplicity RMD 2010 Fund Return Before Taxes Past 10 years	Fidelity Simplicity RMD 2010 Fund After Taxes on Distributions Past 1 year	Fidelity Simplicity RMD 2010 Fund After Taxes on Distributions Past 5 years	Fidelity Simplicity RMD 2010 Fund After Taxes on Distributions Past 10 years	Fidelity Simplicity RMD 2010 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Simplicity RMD 2010 Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Simplicity RMD 2010 Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNH Past 1 year	IXZNH Past 5 years	IXZNH Past 10 years
Total	12.76%	5.38%	7.13%	11.58%	3.60%	5.78%	7.85%	3.79%	5.40%	8.72%	3.05%	3.75%	13.07%	5.66%	7.44%